Subsequent Events (Details)		12 Months Ended
	Mar. 13, 2026 USD ($) shares	Dec. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2026 USD ($)	Jan. 01, 2026 $ / oz	Jun. 05, 2025 $ / shares shares	Dec. 31, 2024 shares
Subsequent Events [Line Items]
Additional amount drew from existing loan facility | $		$ 3,000,000
Ordinary shares issued (in Shares)
Bottom of range [member]
Subsequent Events [Line Items]
Ordinary share par value (in Dollars per share) | $ / shares		$ 4
Top of range [member]
Subsequent Events [Line Items]
Ordinary shares issued (in Shares)					48,868,960
Ordinary share par value (in Dollars per share) | $ / shares		$ 8
Ordinary shares [member]
Subsequent Events [Line Items]
Ordinary shares outstanding (in Shares)		54,084,183
Ordinary shares issued (in Shares)		54,084,183			53,676,429
Ordinary share par value (in Dollars per share) | $ / shares					$ 0.0001
Ordinary shares [member] | Bottom of range [member]
Subsequent Events [Line Items]
Ordinary shares issued (in Shares)					4,807,469
Ordinary share par value (in Dollars per share) | $ / shares		$ 0.0001
Ordinary shares [member] | Top of range [member]
Subsequent Events [Line Items]
Ordinary share par value (in Dollars per share) | $ / shares		$ 41
Promissory Notes [Member] | Ordinary shares [member]
Subsequent Events [Line Items]
Ordinary shares issued (in Shares)		398,474
Ordinary share par value (in Dollars per share) | $ / shares		$ 40
Increase in share premium | $		$ 599,959
Subsequent Events [Member]
Subsequent Events [Line Items]
Additional amount drew from existing loan facility | $			$ 1,500,000
Outstanding balance available for drawdown | $			$ 1,500,000
Gold price threshold to increase royalty rate (in Dollars per Ounce) | $ / oz				5,000
Subsequent Events [Member] | Bottom of range [member]
Subsequent Events [Line Items]
Royalty rate for gold producers				5.00%
Subsequent Events [Member] | Top of range [member]
Subsequent Events [Line Items]
Royalty rate for gold producers				10.00%
Subsequent Events [Member] | Ibrahima Tall [Member]
Subsequent Events [Line Items]
Cash consideration | $	$ 800,000
Ordinary shares outstanding (in Shares)	255,722
Restricted share units acceleration duration	10 days